OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

VISIO 2026-1 DEPOSITOR LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002142229

Visio 2026-1 Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Katherine Mimi Frusha, Chief Financial Officer, (737) 910-2280

Name and telephone number, including area code, of the persons to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Exhibits

99.1	AMC Diligence, LLC (“AMC”) Executive Summary

99.2	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report

Schedule 1 – Clayton Conditions Report

Schedule 2 – Clayton Loan Level Tape Compare

Schedule 3 – Clayton Valuations Summary

99.3	Digital Risk, LLC (“Digital Risk”) Executive Summary

Schedule 1 – Digital Risk Data Integrity Report

Schedule 2 – Digital Risk Rating Agency Report

Schedule 3 – Digital Risk Rebuttal Findings Report

Schedule 4 – Digital Risk Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VISIO 2026-1 DEPOSITOR LLC

Date: July 13, 2026	By:	/s/ Katherine Mimi Frusha
	Name:	Katherine Mimi Frusha
	Title:	Chief Financial Officer

EXHIBIT INDEX

Exhibit Number

99.1	AMC Diligence, LLC (“AMC”) Executive Summary

99.2	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report

Schedule 1 – Clayton Conditions Report

Schedule 2 – Clayton Loan Level Tape Compare

Schedule 3 – Clayton Valuations Summary

99.3	Digital Risk, LLC (“Digital Risk”) Executive Summary

Schedule 1 – Digital Risk Data Integrity Report

Schedule 2 – Digital Risk Rating Agency Report

Schedule 3 – Digital Risk Rebuttal Findings Report

Schedule 4 – Digital Risk Valuation Report